Accounts receivable	12 Months Ended
Dec. 31, 2025
Credit Loss, Additional Improvements [Abstract]
Accounts receivable
Note 3.	Accounts receivable

Accounts receivable, net of allowance for expected credit losses, is as follows:

	December 31,
	2025	2024
Accounts receivables	$12,209,447	$13,927,099
Less: allowance for expected credit losses	(73,990)	(412,392)
Total	$12,135,457	$13,514,707

A roll forward of the allowance for expected credit losses is presented below:

	Year ended December 31,
	2025	2024
Beginning balance	$412,392	$178,033
Bad debt expense	58,087	234,359
Write-offs	(396,489)	-
Total	$73,990	$412,392